Intangible Assets (Schedule of Acquired Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair values	$ 74,709
Customer and Bank Branding Contracts / Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair values	71,955
Acquired intangible assets, useful Lives	6 years 8 months 12 days
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair values	590
Acquired intangible assets, useful Lives	4 years 2 months 12 days
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair values	$ 2,164
Acquired intangible assets, useful Lives	3 years